Pledged Assets (Assets Mortgaged Pledged Or Otherwise Subject To Lien) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 28,247,524
Trading Account Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	11,749,717
Investment Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	7,414,162
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	8,978,673
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 104,972